PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Branded Online Inc dba Nogin [Member]
Summary of Property, Plant and Equipment
Property and equipment, net as of June 30, 2022 and December 31, 2021, consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Furniture and equipment	$2,365	$2,160
Leasehold Improvements	536	536

Property, plant, and equipment, gross	2,901	2,696
Less accumulated depreciation	(1,202)	(907)

Property and equipment, net	$1,699	$1,789

Property and equipment, net as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Furniture and equipment	$2,160	$1,862
Leasehold Improvements	536	520

Property, plant, and equipment—gross	2,696	2,382
Less accumulated depreciation	(907)	(726)

Property and equipment—net	$1,789	$1,656